Held for sale assets and liabilities - Summary of Assets and Liablities held for sale (Details) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Non-current assets:
Property, plant and equipment	$ 11,257.6	₨ 823,040.8	₨ 815,393.5
Intangible assets	8,404.9	614,483.3	664,544.5
Total assets	45,722.4	3,342,794.4	3,140,802.1	₨ 2,987,119.9
Assets and liabilities classified as held for sale [member]
Non-current assets:
Property, plant and equipment	0.2	11.4	45.0
Intangible assets	30.0	2,196.6	1,899.3
Total assets	$ 30.2	₨ 2,208.0	₨ 1,944.3